Condensed consolidated interim statement of comprehensive income/loss - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues and other income
Revenues from research and development collaborations	SFr 184,526	SFr 4,028
Other income	14	389
Total revenues and other income	184,540	4,417
Operating expenses
Research and development expenses	(27,043)	(31,581)
Selling, general and administrative expenses	(11,237)	(7,629)
Total operating expenses	(38,280)	(39,210)
Operating result	146,260	(34,793)
Financial income	2,835	1,545
Financial expenses	(490)	(319)
Net finance result	2,345	1,226
Result before income taxes	148,605	(33,567)
Income taxes	0	0
Net result, attributable to shareholders	148,605	(33,567)
Items that will not be reclassified to profit or loss
Remeasurement of net pension liabilities, net of tax	6,875	6,527
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(10)	3
Other comprehensive result, net of tax	6,865	6,530
Total comprehensive result, attributable to shareholders	SFr 155,470	SFr (27,037)
Basic net result per share (in CHF per share)	SFr 4.59	SFr (1.13)
Diluted net result per share (in CHF per share)	SFr 4.48	SFr (1.13)